Income taxes - Deferred tax asset and liability (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Income taxes
Beginning Balance	$ (188,044)
Recognized in net loss	210,268
Others	1,099
Ending Balance	23,323
Net operating losses carried forward for income tax purposes	35,333,000	$ 18,194,000
Net operating losses carried forward and deductible temporary differences not been recognized	45,415,000	$ 23,849,000
Property and equipment
Income taxes
Beginning Balance	(155,298)
Recognized in net loss	(20,228)
Others	(8,650)
Ending Balance	(184,176)
Intangibles
Income taxes
Beginning Balance	(294,385)
Recognized in net loss	39,009
Others	98
Ending Balance	(255,278)
Net operating losses
Income taxes
Beginning Balance	4,790,012
Recognized in net loss	4,564,752
Ending Balance	9,354,764
Financing fees
Income taxes
Beginning Balance	705,594
Recognized in net loss	(107,450)
Recognized in equity	134,225
Ending Balance	732,369
Research and development
Income taxes
Beginning Balance	430,835
Recognized in net loss	557,162
Ending Balance	987,997
Difference in timing of recognition
Income taxes
Beginning Balance	259,118
Recognized in net loss	493,379
Others	3,403
Ending Balance	755,900
Right-of-use asset
Income taxes
Beginning Balance	(616,907)
Recognized in net loss	19,531
Others	(6,613)
Ending Balance	(603,989)
Lease liability
Income taxes
Beginning Balance	658,847
Recognized in net loss	(7,400)
Others	12,861
Ending Balance	664,308
Net capital losses
Income taxes
Beginning Balance	50,418
Ending Balance	50,418
Unrecognized deferred tax assets
Income taxes
Beginning Balance	(6,016,278)
Recognized in net loss	(5,328,487)
Recognized in equity	(134,225)
Ending Balance	$ (11,478,990)